Consolidated Investments (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Real Estate Property [Line Items]
Total Gross Real Estate Investments	$ 123,228,186	$ 147,740,410
Less: Accumulated Depreciation	(3,680,868)	(1,150,477)
Totals	163,005,345	146,589,933
Spring House [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	35,271,297
Creekside [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	20,365,046
Enders [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	24,920,818
Berry Hill [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	26,292,948
MDA [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	61,663,941
Land [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	27,670,000
Less: Accumulated Depreciation	0
Totals	27,670,000
Land [Member] | Spring House [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	6,500,000
Land [Member] | Creekside [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	1,920,000
Land [Member] | Enders [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	4,750,000
Land [Member] | Berry Hill [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	5,000,000
Land [Member] | MDA [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	9,500,000
Building and Building Improvements [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	120,714,687
Less: Accumulated Depreciation	(4,807,728)
Totals	115,906,959
Building and Building Improvements [Member] | Spring House [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	27,663,473
Building and Building Improvements [Member] | Creekside [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	17,953,935
Building and Building Improvements [Member] | Enders [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	19,262,413
Building and Building Improvements [Member] | Berry Hill [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	4,286,905
Building and Building Improvements [Member] | MDA [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	51,547,961
Construction in Progress [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	16,695,988
Less: Accumulated Depreciation	0
Totals	16,695,988
Construction in Progress [Member] | Spring House [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	0
Construction in Progress [Member] | Creekside [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	0
Construction in Progress [Member] | Enders [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	0
Construction in Progress [Member] | Berry Hill [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	16,695,988
Construction in Progress [Member] | MDA [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	0
Furniture, Fixtures and Equipment [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	3,433,375
Less: Accumulated Depreciation	(700,977)
Totals	2,732,398
Furniture, Fixtures and Equipment [Member] | Spring House [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	1,107,824
Furniture, Fixtures and Equipment [Member] | Creekside [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	491,111
Furniture, Fixtures and Equipment [Member] | Enders [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	908,405
Furniture, Fixtures and Equipment [Member] | Berry Hill [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	310,055
Furniture, Fixtures and Equipment [Member] | MDA [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	$ 615,980